Annual Fund Operating Expenses	Dec. 31, 2020
Prospectus #1 | Eaton Vance Dividend Builder Fund | Class A
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.01%
Prospectus #1 | Eaton Vance Dividend Builder Fund | Class C
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.76%
Prospectus #1 | Eaton Vance Dividend Builder Fund | Class I
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.76%
Prospectus #1 | Eaton Vance Growth Fund | Class A
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.09%
Expense Reimbursement (2)	(0.04%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.05%
Prospectus #1 | Eaton Vance Growth Fund | Class C
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.84%
Expense Reimbursement (2)	(0.04%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.80%
Prospectus #1 | Eaton Vance Growth Fund | Class I
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%
Expense Reimbursement (2)	(0.04%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.80%
Prospectus #1 | Eaton Vance Growth Fund | Class R
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.34%
Expense Reimbursement (2)	(0.04%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.30%
Prospectus #1 | Eaton Vance Large-Cap Value Fund | Class A
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.04%
Prospectus #1 | Eaton Vance Large-Cap Value Fund | Class C
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.79%
Prospectus #1 | Eaton Vance Large-Cap Value Fund | Class R
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.29%
Prospectus #1 | Eaton Vance Large-Cap Value Fund | Class I
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.79%
Prospectus #1 | Eaton Vance Large-Cap Value Fund | Class R6
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.72%
Prospectus #1 | Eaton Vance Real Estate Fund | Class A
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.56%
Acquired Fund Fees and Expenses (1)	0.01%	[2]
Total Annual Fund Operating Expenses	1.62%
Expense Reimbursement (2)	(0.36%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.26%
Prospectus #1 | Eaton Vance Real Estate Fund | Class I
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.56%
Acquired Fund Fees and Expenses (1)	0.01%	[2]
Total Annual Fund Operating Expenses	1.37%
Expense Reimbursement (2)	(0.36%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.01%
Prospectus #1 | Eaton Vance Small-Cap Fund | Class A
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.46%
Expense Reimbursement (2)	(0.25%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.21%
Prospectus #1 | Eaton Vance Small-Cap Fund | Class C
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	2.21%
Expense Reimbursement (2)	(0.25%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.96%
Prospectus #1 | Eaton Vance Small-Cap Fund | Class I
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.21%
Expense Reimbursement (2)	(0.25%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.96%
Prospectus #1 | Eaton Vance Small-Cap Fund | Class R
Operating Expenses:
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.71%
Expense Reimbursement (2)	(0.25%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.46%
Prospectus #1 | Eaton Vance Special Equities Fund | Class A
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.33%
Expense Reimbursement (2)	(0.13%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%
Prospectus #1 | Eaton Vance Special Equities Fund | Class C
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	2.08%
Expense Reimbursement (2)	(0.13%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.95%
Prospectus #1 | Eaton Vance Special Equities Fund | Class I
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.08%
Expense Reimbursement (2)	(0.13%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%
Prospectus #2 | Eaton Vance Balanced Fund | Class A
Operating Expenses:
Management Fees	0.04%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Acquired Fund Fees and Expenses (1)	0.58%	[6]
Total Annual Fund Operating Expenses	0.96%
Prospectus #2 | Eaton Vance Balanced Fund | Class C
Operating Expenses:
Management Fees	0.04%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.09%
Acquired Fund Fees and Expenses (1)	0.58%	[6]
Total Annual Fund Operating Expenses	1.71%
Prospectus #2 | Eaton Vance Balanced Fund | Class I
Operating Expenses:
Management Fees	0.04%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Acquired Fund Fees and Expenses (1)	0.58%	[6]
Total Annual Fund Operating Expenses	0.71%
Prospectus #2 | Eaton Vance Balanced Fund | Class R
Operating Expenses:
Management Fees	0.04%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.09%
Acquired Fund Fees and Expenses (1)	0.58%	[6]
Total Annual Fund Operating Expenses	1.21%
Prospectus #2 | Eaton Vance Balanced Fund | Class R6
Operating Expenses:
Management Fees	0.04%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.05%
Acquired Fund Fees and Expenses (1)	0.58%	[6]
Total Annual Fund Operating Expenses	0.67%
Prospectus #3 | Eaton Vance Greater India Fund | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.56%
Prospectus #3 | Eaton Vance Greater India Fund | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	2.26%
Prospectus #3 | Eaton Vance Greater India Fund | Class I
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.26%
Prospectus #4 | Eaton Vance Core Bond Fund | Class A
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.86%
Expense Reimbursement (2)	(0.12%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.74%
Prospectus #4 | Eaton Vance Core Bond Fund | Class I
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.61%
Expense Reimbursement (2)	(0.12%)	[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.49%

[1]	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares and 1.30% for Class R shares. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[2]	Reflects the Fund’s allocable shares of the advisory fees and other expenses of an affiliated acquired fund in which it invests.
[3]	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.25% for Class A shares and 1.00% for Class I shares. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[4]	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.21% for Class A shares, 1.96% for Class C shares, 0.96% for Class I shares and 1.46% for Class R shares. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[5]	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares, 1.95% for Class C shares and 0.95% for Class I shares. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[6]	Reflects the Fund’s allocable share of the advisory fees and other expenses of the Portfolios in which it invests.
[7]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.74% for Class A shares and 0.49% for Class I shares. This expense reimbursement will continue through April 30, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.